Share-based payment - Summary of RSUs and SEBIRs outstanding and exercise prices (Details) - SEBIRs/RSU shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-based payment
Number of other equity instruments outstanding in share-based payment arrangement	4,347	4,347	4,579
September 22, 2029
Share-based payment
Exercise price, share options granted | € / shares	€ 3.77
Number of other equity instruments outstanding in share-based payment arrangement	2,314	2,314
September 22, 2029
Share-based payment
Exercise price, share options granted | € / shares	€ 3.77
Number of other equity instruments outstanding in share-based payment arrangement	369	369
September 22, 2031
Share-based payment
Exercise price, share options granted | € / shares	€ 7.7
Number of other equity instruments outstanding in share-based payment arrangement	1,604	1,604
March 23, 2033
Share-based payment
Number of other equity instruments outstanding in share-based payment arrangement	60	60